Schedule of Investments
May 31, 2026 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 70.81%

Air Courier Services - 2.20%
FedEx Corp.	3,250	1,338,188

Aircraft Engines & Engines Parts - 2.12%
Honeywell International, Inc.	5,000	1,189,300
Solstice Advanced Materials, Inc.	1,250	105,288

		1,294,588

Beverages - 0.95%
The PepsiCo, Inc.	4,000	576,760

Electric Services - 3.26%
American Electric Power Co., Inc.	3,400	430,678
NextEra Energy, Inc.	17,900	1,557,479

		1,988,157

Electrical Work - 5.25%
Quanta Services, Inc.	4,500	3,202,785

Electronic Computers - 3.17%
Apple, Inc.	6,200	1,934,772

Food & Kindred Products - 0.82%
Nestle S.A. ADR	4,900	497,056

Guided Missiles & Space Vehicles & Parts - 2.22%
Lockheed Martin Corp.	2,550	1,352,648

Hospital & Medical Service Plans - 1.48%
UnitedHealth Group, Inc.	2,375	903,236

Laboratory Analytical Instruments - 0.33%
Waters Corp. (2)	530	203,292

National Commercial Banks - 3.62%
Citigroup, Inc.	4,000	503,600
JPMorgan Chase & Co.	5,700	1,706,067

		2,209,667

Petroleum Refining - 2.39%
Chevron Corp.	4,000	729,840
Exxon Mobil Corp.	5,000	726,300

		1,456,140

Pharmaceutical Preparations - 8.23%
Bristol-Myers Squibb Co.	8,550	488,889
Eli Lilly and Co.	1,450	1,602,250
Johnson & Johnson	5,000	1,126,650
Merck & Co., Inc.	9,080	1,077,978
Pfizer, Inc.	27,500	719,950

		5,015,717

Railroads, Line-Haul Operating - 1.98%
Union Pacific Corp. Class B	4,600	1,208,144

Retail-Drug Stores and Proprietary Stores - 1.60%
CVS Health Corp.	10,694	972,940

Retail-Lumber & Other Building Materials Dealers - 1.14%
The Home Depot, Inc.	2,200	697,708

Retail-Variety Stores - 2.24%
Walmart, Inc.	11,800	1,365,850

Semiconductors & Related Devices - 6.24%
Broadcom, Inc.	7,800	3,484,806
NVIDIA Corp.	1,500	316,710

		3,801,516

Services-Business Services - 2.55%
MasterCard, Inc. Class A	3,150	1,556,037

Services-Computer Programming, Data Processing, Etc. - 9.28%
Alphabet, Inc. Class A	8,600	3,270,924
Meta Platforms, Inc. Class A	3,775	2,387,725

		5,658,649

Services-Medical Laboratories - 0.92%
Laboratory Corp. of America Holdings	2,150	559,129

Services-Miscellaneous Amusement & Recreation - 1.17%
The Walt Disney Co. (2)	7,000	712,810

Services-Prepackaged Software - 4.68%
Adobe, Inc.	2,250	583,223
Microsoft Corp.	5,035	2,266,958

		2,850,181

Ship & Boat Building & Repairing - 2.02%
Huntington Ingalls Industries, Inc.	4,000	1,232,680

Surgical & Medical Instruments & Apparatus - 0.95%
Becton Dickinson & Co.	3,920	576,710

Total Common Stock	(Cost $ 15,732,820)	43,165,359

Real Estate Investment Trusts - 3.62%

Extra Space Storage, Inc.	5,900	851,429
Prologis, Inc.	9,452	1,356,078

Total Real Estate Investment Trusts	(Cost $ 996,860)	2,207,507

Corporate Bonds - 15.25% (4)

Air-Conditioning, Heating Equipment, and Commercial & Industrial Refrigeration Equipment - 0.41%
Johnson Controls International, plc, 4.900%, 12/1/32	250,000	250,852

Air Transportation, Scheduled - 0.54%
American Airlines, 3.950%, due 7/11/30	342,500	328,431

Civil, Social, and Fraternal Associations - 0.39%
Local Initiatives Support Corp., 4.649%, 3/1/37	250,000	235,003

Commercial Banks - 0.49%
Royal Bank of Canada, 5.000%, 7/21/32	300,000	297,444

Consumer Cyclical Services - 1.03%
American Medical College, 3.017%, 10/1/35	250,000	214,390
Prime Healthcare Foundation Series B, 7.000%, due 12/1/27	400,000	412,060

		626,449

Consumer Products - 0.09%
YMCA of Greater NY, 3.160%, 8/1/31	60,000	53,259

Crude Petroleum & Natural Gas - 0.38%
Concho Resources, Inc., 3.750%, 10/01/27	236,000	233,075

Electric Services - 1.20%
Arizona Public Service, 5.500%, 9/1/35	200,000	201,648
Empire District Electric Co., 6.700%, 11/15/33	500,000	532,811

		734,458

Financial Services - 1.14%
Ford Motor Credit Co. LLC., 5.700%, due 9/20/34	350,000	343,238
Ford Motor Credit Co. LLC., 5.450%, 2/20/28	350,000	348,919

		692,157

General Building Contractors - Residential Buildings - 0.25%
Lennar Corp., 4.750%, due 11/29/27	150,000	150,324

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 0.88%
Masco Corp., 7.750%, 8/1/29	500,000	536,311

Motor Vehicles & Passenger Car Bodies - 0.22%
General Motors Financial Co., Inc., 3.100%, 1/12/32	150,000	135,775

National Commercial Banks - 2.60%
Bank of America Corp., 5.200%, due 12/5/31	250,000	247,229
Bank of Montreal, 5.100%, due 10/18/34	250,000	246,146
Goldman Sachs Group, Inc., 5.000%, 4/2/31	500,000	496,576
JPMorgan Chase & Co. Series B, 4.425, due 02/01/27 (3-month US Libor + .50%)	150,000	149,149
Truist Financial Corp. Series M, 5.125%, to 12/15/27	150,000	148,924
US Bancorp, 3.70%, 01/15/2027	300,000	296,504

		1,584,527

Natural Gas Transmission - 0.42%
Northern Illinois Gas Co., 5.900%, due 12/1/32	250,000	254,915

Paper Mills - 0.69%
Georgia-Pacific, LLC., 7.250%, 6/1/28	400,000	421,459

Security Brokers, Dealers & Flotation Companies - 1.65%
Goldman Sachs Group, Inc. Series MTN, 4.800%, 2/11/33	400,000	391,414
Jefferies Financial Group, Inc., 6.500%, 4/30/35	300,000	291,449
Morgan Stanley Series MTN, 3.872%, 5/29/30	375,000	322,500

		1,005,363

Services-Computer Programming, Data Processing, Etc. - 0.37%
Factset Research Systems, Inc.,3.450%, 3/1/32	250,000	226,581

Services-Equipment Rental & Leasing, NEC - 0.73%
Air Lease Corp., 3.625%, due 12/1/27	200,000	197,201
United Rentals, Inc., 3.875%, due 11/15/27	250,000	247,398

		444,598

Services-Prepackaged Software - 0.66%
Salesforce, Inc., 5.200%, 3/15/2033	400,000	402,243

State Commercial Banks - 0.40%
Deutsche Bank, 5.150%, 9/15/34	250,000	244,971

Telephone Communications (No Radio Telephone) - 0.72%
AT&T Inc., 7,125%, 12/15/31	400,000	437,183

Total Corporate Bonds	(Cost $ 904,728)	9,295,381

Municipal Bonds - 3.58% (4)

California - 0.03%
Porterville Unified School District, 7.250%, due 7/1/27	20,000	20,045

Georgia - 0.17%
Georgia Loc. Govt., 4.750%, due 6/1/28	99,000	100,956

Illinois - 0.58%
Illinois Build America Bond, 7.350%, 07/01/2035	25,000	27,007
Saint Clair County IL School District #187, 5.169%, 01/01/31	75,000	76,272
Village of Rosemont, 6.600%, due 12/01/2030	90,000	91,152
Village of Rosemont, 6.750%, due 12/01/2035	150,000	156,856

		351,286

Indiana - 1.08%
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	135,000	135,223
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 8/1/28	190,000	184,005
Indiana State Fin Auth Rev Senior Living, 2.920%, 11/15/2027	355,000	339,468

		658,696

Michigan - 0.41%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 8/1/26	25,000	25,091
Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	227,500	225,832

		250,923

Ohio - 0.42%
New Albany, Floyd County Industry School First Mortgage, 5.000%, due 1/15/27	250,000	253,292

Pennsylvania - 0.72%
East-Norriton-Plymouth-Whipain Joint Sewer Authority, 1.832%, due 8/1/28	250,000	236,948
Pennsylvania ST Taxable-Ref-First Refunding Series, 1.200%, due 8/1/26	200,000	199,072

		436,019

Wisconsin - 0.18%
Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/1/26	110,000	110,054

Total Municipal Bonds	(Cost $ 2,297,342)	2,181,271

Preferred Securities - 1.13% (4)

Asset Management - 0.16%
B Riley Financial, Inc., 6.50%, due 9/30/26	4,000	100,000

Motor Vehicles & Passenger Car Bodies - 0.20%
Ford Motor Co., 6.000%, due 12/1/59	6,000	122,280

National Commercial Banks - 0.67%
BAC Capital Trust XIII Series F, 4.960%, 03/15/43	150,000	111,961
Huntington Bancshares, Inc. Series G, 4.450%, 10/15/27	150,000	148,013
PNC Capital Trust C, 3.090%, due 06/01/2028	150,000	148,154

		408,128

Telephone Communications (No Radio Telephone) - 0.10%
QWest Corp., 6.500%, due 9/1/56	3,000	58,200

Total Preferred Securities	(Cost $ 767,125)	688,608

Structured Notes - 0.81% (4)

Banks - 0.49%
Citigroup, Inc., 1.393%, 3/12/34	400,000	296,712

Security Brokers, Dealers & Flotation Companies - 0.32%
Goldman Sachs Group, Inc., 2.013%, 11/13/28	125,000	113,513
Morgan Stanley Series MTN, 2.988%, due 8/30/28	95,000	84,510

		198,023

Total Structured Note	(Cost $ 447,846)	494,735

US Government - 1.20%

U.S. Government Treasury Bill, 3.875%, 8/15/33	750,000	730,020

Total US Government	(Cost $ 705,264)	730,020

Money Market Registered Investment Companies - 3.22%

Federated Treasury Obligation Fund - Institutional Shares - 3.45% (3)	1,961,625	1,961,625

Total Money Market Registered Investment Companies	(Cost $ 1,961,625)	1,961,625

Total Investments - 99.62%	(Cost $ 32,403,573)	60,724,506

Other Assets Less Liabilities - 0.38%		232,288

Total Net Assets - 100.00%		60,956,794

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$47,614,972	$-
Level 2 - Other Significant Observable Inputs	13,109,534	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$60,724,506	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2026.
(4) All Corporate Bonds, Municipal Bonds, Preferred Securities and Structured Notes are categorized as Level 2 of the fair value hierarchy.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.